SCHEDULE OF SUBSIDIARIES (Details)	12 Months Ended
Dec. 31, 2024
Mercurity Fintech Technology Holding Inc [Member]
Restructuring Cost and Reserve [Line Items]
Date of acquisition / registration	Jul. 15, 2022
Place of establishment / incorporation	United States
Percentage of legal ownership	100.00%
Chaince Securities Inc [Member]
Restructuring Cost and Reserve [Line Items]
Date of acquisition / registration	Apr. 12, 2023
Place of establishment / incorporation	United States
Percentage of legal ownership	100.00%
Mercurity Limited [Member]
Restructuring Cost and Reserve [Line Items]
Date of acquisition / registration	May 21, 2019
Place of establishment / incorporation	British Virgin Islands
Percentage of legal ownership	100.00%
Ucon Capotal HK Limited [Member]
Restructuring Cost and Reserve [Line Items]
Date of acquisition / registration	May 21, 2019
Place of establishment / incorporation	Hong Kong
Percentage of legal ownership	100.00%
Beijing Lianji Future Technology Co.Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Date of acquisition / registration	May 21, 2019
Percentage of legal ownership	100.00%
Beijing Lianji Future Technology Co.Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Place of establishment / incorporation	PRC
Chaince Securities LLC [Member]
Restructuring Cost and Reserve [Line Items]
Date of acquisition / registration	Nov. 18, 2024
Place of establishment / incorporation	United States
Percentage of legal ownership	100.00%